Financial assets and liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 48,396	$ 60,034
Deposits at call	403	413
Cash and cash equivalents	$ 48,799	$ 60,447	$ 76,760	$ 136,881